Restatement of Previously Issued Financial Statements - Statement of operations (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restatement of Previously Issued Financial Statements
Deferred offering cost forgiveness	$ 150,263	$ 150,263	$ 150,262
Net income	1,378,113	16,930,212	$ 19,233,710	$ (251,633)
As previously reported
Restatement of Previously Issued Financial Statements
Deferred offering cost forgiveness	4,462,500	4,462,500
Net income	5,690,350	21,242,449
Adjustment
Restatement of Previously Issued Financial Statements
Deferred offering cost forgiveness	(4,312,237)	(4,312,237)
Net income	$ (4,312,237)	$ (4,312,237)
Common Class A [Member]
Restatement of Previously Issued Financial Statements
Basic net income per common stock	$ 0.03	$ 0.32	$ 0.36	$ (0.01)
Diluted net income per common stock	0.03	0.32	0.36	(0.01)
Common Class A [Member] | As previously reported
Restatement of Previously Issued Financial Statements
Basic net income per common stock	0.11	0.40
Diluted net income per common stock	0.11	0.40
Common Class A [Member] | Adjustment
Restatement of Previously Issued Financial Statements
Basic net income per common stock	(0.08)	(0.08)
Diluted net income per common stock	(0.08)	(0.08)
Common Class B [Member]
Restatement of Previously Issued Financial Statements
Basic net income per common stock	0.03	0.32	0.36	(0.01)
Diluted net income per common stock	0.03	0.32	$ 0.36	$ (0.01)
Common Class B [Member] | As previously reported
Restatement of Previously Issued Financial Statements
Basic net income per common stock	0.11	0.40
Diluted net income per common stock	0.11	0.40
Common Class B [Member] | Adjustment
Restatement of Previously Issued Financial Statements
Basic net income per common stock	(0.08)	(0.08)
Diluted net income per common stock	$ (0.08)	$ (0.08)